Interest income from financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Interest income from financial assets at fair value through profit or loss
Interest income from financial assets at fair value through profit or loss

34. Interest income from financial assets at fair value through profit or loss

Interest income from financial assets at fair value through profit or loss in the consolidated income statement comprises the interest accrued in the year on financial assets at fair value through profit or loss with an implicit or explicit return, calculated by applying the effective interest method.

The breakdown of the main interest income from financial assets at fair value through profit or loss items earned in 2019 and 2020 is as follows:

	2018	2019	2020

Loans and advances to credit institutions	5,981	6,306	2,997
Loans and advances to customers	518	1,742	804
Debt instruments	7,550	7,336	8,207
	14,049	15,384	12,008